Financial Risk Management and Fair Values of Financial Instruments - Summary of Undiscounted Balances of Financial Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	¥ 3,614	¥ 3,883
Corporate bonds	17,993	17,981
Promissory notes		17,960
Other obligations	3,034	3,419
Accounts payable and accrued liabilities	122,458	125,260
Amounts due to related parties	11,885	8,126
Amounts due to ultimate holding company	1,214	2,176
Amounts due to domestic carriers	2,144	2,538
Commercial papers		8,991
Short-term bank loans	15,085	22,500
Financial liabilities	177,427	212,834
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	452	412
Corporate bonds	17,282	544
Promissory notes		18,440
Other obligations	2,853	3,006
Accounts payable and accrued liabilities	122,458	125,260
Amounts due to related parties	8,977	8,138
Amounts due to ultimate holding company	1,214	2,184
Amounts due to domestic carriers	2,144	2,538
Commercial papers		9,127
Short-term bank loans	15,449	22,945
Financial liabilities	170,829	192,594
Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	439	444
Corporate bonds	34	17,282
Other obligations	32	293
Amounts due to related parties	132
Financial liabilities	637	18,019
Between 2 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	1,334	1,329
Corporate bonds	1,015	1,049
Other obligations	48	48
Amounts due to related parties	3,436
Financial liabilities	5,833	2,426
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	2,150	2,567
Other obligations	49	47
Financial liabilities	¥ 2,199	¥ 2,614